Expense Example - BlackRock Capital Appreciation Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	886
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,182
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	$ 1,064